ACQUIRED INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
2013	$ 3,182
2014	2,644
2015	2,298
2016	1,801
2017	877
Amortization of acquired intangible assets	3,056	1,803	1,901
Impairment loss		$ (420)